Group Structure and Recent Changes - Summary of Group Included Subsidiaries (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2025
Viking Kikoto Zartkoruen Mukodo Reszvenytarsasag [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	100.00%
Viking Hungary [Member]
Disclosure of subsidiaries [line items]
Percentage of legal title sold	100.00%